Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Integer	Mar. 31, 2023 USD ($)
Product Information [Line Items]
Allowance for doubtful accounts	$ 64,000	$ 54,000
Accrued revenue	2,500,000	2,300,000
Cash	2,195,000	1,599,000
Goodwill	9,100,000	9,800,000
Indefinite-lived intangible assets	5,318,000	5,747,000	$ 5,290,000
Impairment charges	0	0
Uncertain tax positions	$ 0	$ 0
Accounting Standards Update 2021-10 [Member]
Product Information [Line Items]
Change in accounting principle accounting standards update adoption date	Dec. 15, 2021
Change in accounting principle accounting standards update immaterial effect	false
Accounting Standards Update 2021-04 [Member]
Product Information [Line Items]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2022
Change in accounting principle accounting standards update immaterial effect	false
Accounting Standards Update 2020-06 [Member]
Product Information [Line Items]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2022
Change in accounting principle accounting standards update immaterial effect	false
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of major customers | Integer	1	1
Concentration risk, percentage	31.00%	49.00%
Customer Relationships [Member]
Product Information [Line Items]
Indefinite-lived intangible assets	$ 3,825,000	$ 4,201,000
Minimum [Member] | Customer Relationships [Member]
Product Information [Line Items]
Estimated useful life	10 years
Maximum [Member] | Customer Relationships [Member]
Product Information [Line Items]
Estimated useful life	14 years
Trademarks [Member]
Product Information [Line Items]
Indefinite-lived intangible assets	$ 1,493,000	1,546,000	$ 1,503,000
UNITED KINGDOM
Product Information [Line Items]
Cash	1,473,000	933,000
ISRAEL
Product Information [Line Items]
Cash	$ 631,000	$ 61,000